PZENA FOCUSED VALUE FUND,
                 a series of Professionally Managed Portfolios

                       Supplement dated January 17, 2002
                      to Prospectus dated August 28, 2001



The following wiring instructions replace the information after the first paragraph under "Shareholder Information-By Wire" on page 7 of the Prospectus:

First National Bank of Omaha
Omaha, NE
ABA# 104000016
Pzena Focused Value Fund
DDA Account # 22669445
Account name (shareholder name)
Shareholder account number